SUBSEQUENT EVENTS (Details Narrative) - USD ($)				12 Months Ended
	Mar. 04, 2022	Jan. 24, 2022	Jan. 21, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Proceeds from Issuance Initial Public Offering						$ 13,650,007
Subsequent Event [Member]
Subsequent Event [Line Items]
Description of shares issuance	Without the prior approval of the Investor, the Company will be restricted in issuing new Ordinary Shares or Ordinary Share equivalents (subject to certain exceptions) during the period from March 4, 2022 through the date that is seven (7) trading days after the Registration Statement is declared effective; provided that this restriction will not apply if then trading price of the Ordinary Shares is over $9.00 with average five (5) day trading volume of 500,000 shares.
Subsequent Event [Member] | Securities Purchase Agreement [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement			$ 7,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | First Tranche [Member]
Subsequent Event [Line Items]
Proceeds from Issuance Initial Public Offering			5,000,000
Debt Instrument, Face Amount			$ 7,000,000
Purchase of warrant, shares			383,620
Warrant exercise price			$ 6.00
Original issuance discount rate		6.00%
Proceeds from debt		$ 4,271,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | Second Tranche [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 5,000,000		$ 2,000,000
Purchase of warrant, shares	383,620		153,450
Warrant exercise price	$ 6.00		$ 6.00
Original issuance discount rate	6.00%
Interest rate	25.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | New Second Tranche [Member]
Subsequent Event [Line Items]
Interest rate	20.00%